THE ADVISORS’ INNER CIRCLE FUND III

SouthernSun Small Cap Fund

SouthernSun U.S. Equity Fund

(the “Funds”)

Supplement dated February 23, 2021

to the Funds’ Prospectus (the “Prospectus”) and

Statement of Additional Information (the “SAI”),

each dated January 28, 2021

This Supplement provides new and additional information beyond that contained in the Prospectus and SAI, and should be read in conjunction with the Prospectus and SAI.

In connection with the closing of each of the reorganization of the AMG SouthernSun Small Cap Fund, formerly a series of AMG Funds (“AMG”), into the SouthernSun Small Cap Fund, and the reorganization of the AMG SouthernSun U.S. Equity Fund, formerly a series of AMG, into the SouthernSun U.S. Equity Fund, effective immediately, the Prospectus and SAI are hereby supplemented as follows:

1.	The first three sentences of the second paragraph of the SouthernSun Small Cap Fund’s “Performance Information” section are deleted and replaced with the following:

Before the Fund commenced operations, the Fund acquired the assets and liabilities of the Small Cap Predecessor Fund (the “Reorganization”). After being approved by shareholders of the Small Cap Predecessor Fund, the Reorganization occurred on February 16, 2021. As a result of the Reorganization, Class N Shares and Class I Shares of the Fund assumed the performance and accounting history of Class N Shares and Class I Shares of the Small Cap Predecessor Fund, respectively, prior to the date of the Reorganization.

2.	The first paragraph of the SouthernSun Small Cap Fund’s “Portfolio Managers” section is deleted and replaced with the following:

Michael W. Cook, Chief Executive Officer and Chief Investment Officer, has managed the Fund and the Predecessor Funds since 2003.

3.	The first three sentences of the second paragraph of the SouthernSun U.S. Equity Fund’s “Performance Information” section are deleted and replaced with the following:

Before the Fund commenced operations, the Fund acquired the assets and liabilities of the U.S. Equity Predecessor Fund (the “Reorganization”). After being approved by shareholders of the U.S. Equity Predecessor Fund, the Reorganization occurred on February 16, 2021. As a result of the Reorganization, Class N Shares and Class I Shares of the Fund assumed the performance and accounting history of Class N Shares and Class I Shares of the U.S. Equity Predecessor Fund, respectively.

4.	The first paragraph of the SouthernSun U.S. Equity Fund’s “Portfolio Managers” section is deleted and replaced with the following:

Michael W. Cook, Chief Executive Officer and Chief Investment Officer, has managed the Fund and the Predecessor Funds since 2012.

5.	In the SAI, the first paragraph of the “History of the Funds” section is deleted and replaced with the following:

History of the Funds. The SouthernSun Small Cap Fund is the successor to the AMG SouthernSun Small Cap Fund (the “Small Cap Predecessor Fund”), a series of AMG Funds, and the SouthernSun U.S. Equity Fund is the successor to the AMG SouthernSun U.S. Equity Fund (the “U.S. Equity Predecessor Fund” and, together with the Small Cap Predecessor Fund, the “Predecessor Funds”), a series of AMG Funds. The Predecessor Funds were advised by AMG Funds LLC (the “Predecessor Adviser”) and sub-advised by SouthernSun Asset Management, LLC (“SouthernSun” or the “Adviser”), prior to their reorganizations into the Funds. The Small Cap Predecessor Fund and the U.S. Equity Predecessor Fund had the same investment objective and substantially similar investment strategies as those of the SouthernSun Small Cap Fund and the SouthernSun U.S. Equity Fund, respectively.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

SAM-SK-001-0100

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